Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 033
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2025:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$2,018,183	$—	$—	$2,018,183
Mutual Funds and Money Market Funds	12,451,210	—	—	12,451,210
Total assets in the fair value hierarchy	$14,469,393	$—	$—	14,469,393
Collective Trusts(a)				46,659,294
Investments at Fair Value				$61,128,687
The following table sets forth by level within the fair value hierarchy, the Plan’s investments at fair value as of December 31, 2024:

Asset Category	Level 1	Level 2	Level 3	Total
Rayonier Advanced Materials Inc. Common Stock	$2,829,284	$—	$—	$2,829,284
Mutual Funds and Money Market Funds	46,869,005	—	—	46,869,005
Total assets in the fair value hierarchy	$49,698,289	$—	$—	49,698,289
Collective Trusts(a)				2,414,136
Investments at Fair Value				$52,112,425
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(a) Certain investments that are measured at fair value using the NAV per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Net Assets Available for Benefits.